STOCKHOLDERS' EQUITY - Reverse recapitalisation (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 30, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Class of Stock [Line Items]
Ordinary shares, issued			64,112,855			59,150,341
Ordinary shares, outstanding			64,112,855			59,150,341
Ordinary shares converted from the rights attached to units			2,116,401
Number of ordinary shares consisted by units		2,000,000
Warrants outstanding		10,582,008	11,957,008			11,957,008
Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Number of shares held in escrow		3,300,000
Underwriters call option
Class of Stock [Line Items]
Price per unit					$ 10.00
Number of units exercisable					900,000
Aggregate exercise price					$ 9,000,000
Expiration period				5 years
Underwriters call option | Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Price per unit			$ 11.50
E&A Callet
Class of Stock [Line Items]
Warrants outstanding			375,000
E&A Callet | Kaixin Auto Holdings [Member]
Class of Stock [Line Items]
Number of units issued		750,000
Price of units issued		$ 7,500
Number of ordinary shares consisted by units		750,000
Number of warrants consisted by units		375,000
Number of rights that converted into ordinary shares at the same time		75,000
Kunlun
Class of Stock [Line Items]
Number of ordinary shares consisted by units		2,000,000
Number of warrants consisted by units		1,000,000
Number of rights that converted into ordinary shares at the same time		200,000
Number of KAH's units/ KAH's ordinary shares issued	300,000
Warrants outstanding			1,000,000
58.com Holdings
Class of Stock [Line Items]
Number of KAH's units/ KAH's ordinary shares issued		100,000
Renren Inc.
Class of Stock [Line Items]
Earn Out Shares Issued Held in Escrow		19,500,000	19,500,000
Earn out shares issued held in escrow		19,500,000	19,500,000
Public warrants
Class of Stock [Line Items]
Warrants outstanding			11,957,008